Transmission Rights	12 Months Ended
Dec. 31, 2023
Transmission Rights
Transmission Rights
8.	Transmission Rights

At December 31, 2023 and 2022, transmission rights and programming consisted of:

	2023		2022
Transmission rights	Ps.	2,366,784	Ps.	1,911,126
Non-current portion of:
Transmission rights		641,154		1,022,782
Current portion of transmission rights	Ps.	1,725,630	Ps.	888,344

Transmission rights charged to consolidated cost of revenues for the years ended December 31, 2023, 2022 and 2021, amounted to Ps.1,372,309, Ps.1,285,592 and Ps.1,872,797, respectively (see Note 21).